Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

	Summary Compensation Table Total for PEO		Compensation Actually Paid to PEO		Average Summary Compensation Table Total for Non-PEO Named Executive	Average Compensation Paid to Non-PEO Named Executive	Total Shareholder Return	Net Income
Year	Paul Warley(1)	Jeff Max(2)	Paul Warley(1)	Jeff Max(2)	Officers	Officers	(“TSR”)	(Loss)
2025	$614,900	$—	$783,609	$—	$334,650	$410,516	$125.7	$(7,898,699)
2024	778,875	—	618,854	—	364,300	324,897	3.8	(9,163,575)
2023	484,600	319,100	(370,570)	(3,692,787)	228,600	228,600	0.3	(17,069,896)

Adjustment To PEO Compensation, Footnote [Text Block]

1	The compensation actually paid is adjusted as shown in the following table:

Paul Warley	2025	2024	2023
Total Compensation as reported	$614,900	$778,875	$484,600
Fair Value of equity awards granted during fiscal year	(121,800)	(263,075)	—
Fair Value at fiscal year-end of outstanding and unvested equity awards granted in fiscal year	259,700	54,083	—
Fair Value at vesting of equity awards granted in fiscal year that vested during fiscal year	38,500	50,220	—
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(9,293)	(495)	(248,153)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	1,602	(754)	(607,018)
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—
Compensation Actually Paid to CEO	$783,609	$618,854	$(370,570)

2	The compensation actually paid is adjusted as shown in the following table:

Jeff Max	2025	2024	2023
Total Compensation as reported	$—	$—	$319,100
Fair Value of equity awards granted during fiscal year	—	—	—
Fair Value at fiscal year-end of outstanding and unvested equity awards granted in fiscal year	—	—	—
Fair Value at vesting of equity awards granted in fiscal year that vested during fiscal year	—	—	—
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	—	—	(299,073)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	—	—	—
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	(3,712,814)
Compensation Actually Paid to CEO	$—	$—	$(3,692,787)

Average Summary Compensation Table Total for Non-PEO Named Executive Officers	$ 334,650	$ 364,300	$ 228,600
Average Compensation Paid to Non-PEO Named Executive Officers	$ 410,516	324,897	228,600
CAP Versus Company TSR

CAP Versus Company TSR

CAP of our PEO and the average of non-PEO NEOs increased from the year ended December 31, 2024, when compared to the year ended December 31, 2025. Over the same two-year period, our cumulative TSR increased, reflecting the same trend between our CAP and our cumulative TSR. This consistency is primarily a result of granting additional compensation primarily in the form of stock-based compensation to our PEO and our non-PEO NEOs.

CAP of our PEO and the average of non-PEO NEOs increased from the year ended December 31, 2023, when compared to the year ended December 31, 2024. Over the same two-year period, our cumulative TSR increased, reflecting the same trend between our CAP and our cumulative TSR. This consistency is primarily a result of granting additional compensation in the form of raises, bonuses and stock-based compensation to our PEO and our non-PEO NEOs.

CAP Versus Net Income

CAP Versus Net Income

CAP of our PEO and the average of non-PEO NEOs increased from the year ended December 31, 2024, when compared to the year ended December 31, 2025. Net Loss also decreased from the year ended December 31, 2024, to the year ended December 31, 2025. Compensation is not directly tied to Net Income or Loss within our compensation program.

CAP of our PEO and the average of non-PEO NEOs increased from the year ended December 31, 2023, when compared to the year ended December 31, 2024. Net Loss also decreased from the year ended December 31, 2023, to the year ended December 31, 2024. Compensation is not directly tied to Net Income or Loss within our compensation program.

Total Shareholder Return ("TSR")	$ 1,257	38	3
Net Income (Loss)	(7,898,699)	(9,163,575)	(17,069,896)
Paul Warley [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total for PEO	614,900	778,875	484,600
Compensation Actually Paid to PEO	783,609	618,854	(370,570)
Paul Warley [Member] | PEO [Member] | Fair Value Of Equity Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(121,800)	(263,075)	0
Paul Warley [Member] | PEO [Member] | Fair Value at fiscal year-end of outstanding and unvested equity awards granted in fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	259,700	54,083	0
Paul Warley [Member] | PEO [Member] | Fair Value at vesting of equity awards granted in fiscal year that vested during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	38,500	50,220	0
Paul Warley [Member] | PEO [Member] | Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,293)	(495)	(248,153)
Paul Warley [Member] | PEO [Member] | Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,602	(754)	(607,018)
Paul Warley [Member] | PEO [Member] | Dividends Or Other Earnings Paid On Stock Or Options Awards In The Covered Fiscal Year Prior To The Vesting Date That Are Not Otherwise Included In The Total Compensation For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Paul Warley [Member] | PEO [Member] | Fair Value Of Awards Forfeited In Current Fiscal Year Determined At End Of Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Jeff Max [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total for PEO	0	0	319,100
Compensation Actually Paid to PEO	0	0	(3,692,787)
Jeff Max [Member] | PEO [Member] | Fair Value Of Equity Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Jeff Max [Member] | PEO [Member] | Fair Value at fiscal year-end of outstanding and unvested equity awards granted in fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Jeff Max [Member] | PEO [Member] | Fair Value at vesting of equity awards granted in fiscal year that vested during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Jeff Max [Member] | PEO [Member] | Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(299,073)
Jeff Max [Member] | PEO [Member] | Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Jeff Max [Member] | PEO [Member] | Dividends Or Other Earnings Paid On Stock Or Options Awards In The Covered Fiscal Year Prior To The Vesting Date That Are Not Otherwise Included In The Total Compensation For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Jeff Max [Member] | PEO [Member] | Fair Value Of Awards Forfeited In Current Fiscal Year Determined At End Of Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (3,712,814)